Intangible assets (Details 2) ¥ in Millions, $ in Millions	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Estimated aggregate amortization expenses
2016		¥ 2,629
2017		2,333
2018		1,186
2019		342
2020		71
Thereafter		14
Net book value	$ 1,061	¥ 6,575	¥ 1,906